CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	8.75% Series A Preferred Units [Member]	Common Units Public [Member]	Common Units Höegh LNG [Member]	Subor-dinated Units [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2015	$ 249,798	$ 0	$ 209,372	$ 6,604	$ 41,063	$ (7,241)	$ 0
Net income	41,377	0	18,133	3,221	20,023	0	0
Cash distributions to unitholders	(43,877)	0	(18,225)	(3,554)	(22,098)	0	0
Cash contribution from Höegh LNG	3,843	0	0	532	3,311	0	0
Other comprehensive income	1,505	0	0	0	0	1,505	0
Net proceeds from issuance of common units	111,529	0	111,529	0	0	0	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0	0
Other and contributions from owners	426	0	93	46	287	0	0
Balance at Dec. 31, 2016	364,790	0	321,091	6,849	42,586	(5,736)	0
Non-controlling interest acquired from the purchase of the Höegh Grace entities	88,561	0	0	0	0	0	88,561
Net income	59,190	2,480	24,217	3,055	19,030	0	10,408
Cash distributions to unitholders	(57,037)	0	(30,039)	(3,741)	(23,257)	0	0
Cash distributions to non-controlling interest	(9,457)	0	0	0	0	0	(9,457)
Refund of indemnification received from Höegh LNG	(1,534)	0	0	(213)	(1,321)	0	0
Cash contribution from Höegh LNG	2,075	0	0	315	1,760	0	0
Other comprehensive income	2,988	0	0	0	0	2,602	386
Net proceeds from public offering and issuance of Series A preferred units	110,924	110,924	0	0	0	0	0
Acquisition of non-controlling interest from the purchase of the Höegh Grace entities	(89,898)	0	0	0	0	0	(89,898)
Difference between net book value of acquired non-controlling interest and consideration paid	3,236	0	1,528	183	1,139	386	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0	0
Other and contributions from owners	632	0	163	65	404	0	0
Balance at Dec. 31, 2017	474,659	113,404	317,149	6,513	40,341	(2,748)	0
Net income	77,622	12,303	34,409	4,257	26,653	0	0
Cash distributions to unitholders	(72,497)	(13,107)	(31,211)	(3,881)	(24,298)	0	0
Refund of indemnification received from Höegh LNG	(2,353)	0	0	(325)	(2,028)	0	0
Cash contribution from Höegh LNG	1,701	0	0	234	1,467	0	0
Other comprehensive income	(2,589)	0	0	0	0	(2,589)	0
Net proceeds from issuance of common units	4,563	0	4,563	0	0	0	0
Net proceeds from public offering and issuance of Series A preferred units	38,659	38,659	0	0	0	0	0
Issuance of units for Board of Directors' fees	200	0	200	0	0	0	0
Other and contributions from owners	472	0	140	46	286	0	0
Balance at Dec. 31, 2018	$ 520,437	$ 151,259	$ 325,250	$ 6,844	$ 42,421	$ (5,337)	$ 0